Commitments (Details)					1 Months Ended	3 Months Ended
	Mar. 01, 2022 CAD ($) shares	Mar. 01, 2022 ILS (₪) shares	Jan. 01, 2022 shares	Nov. 01, 2020 CAD ($) $ / shares shares	May 23, 2022 USD ($)	Jan. 31, 2023 CAD ($) shares	Jan. 31, 2021 CAD ($) shares	Jan. 01, 2023 CAD ($)	Mar. 14, 2022 USD ($)
Commitments (Details) [Line Items]
Monthly fee				$ 5,000
Share issued | shares				16,000
Listing date						3 years
Stock options granted | shares				16,000
Exercisable per share | $ / shares				$ 5.55
Share-based compensation						$ 30,280
Common shares issued | shares						2,667
Restricted stock unit | shares	666	666	666
Total shares | shares						26,000
Advisory agreement amount	$ 7,752	₪ 20,000
RSU’s equivalent									$ 10,000
Agreement amount								$ 5,000
Share-based compensation						$ 40,283
Restricted Stock Units					$ 10,000
Vested [Member]
Commitments (Details) [Line Items]
Share-based compensation						$ 6,549
Advisor [Member]
Commitments (Details) [Line Items]
Total shares | shares						6,774
Share-based compensation						$ 33,631
Restricted Stock Units [Member]
Commitments (Details) [Line Items]
Share-based compensation						$ 10,093
Total shares | shares						7,333
Commitments [Member]
Commitments (Details) [Line Items]
Listing date						3 years